Exhibit 99.1

Navient Student Loan Trust 2014-8

Monthly Servicing Report

Distribution Date 08/26/2019

Collection Period 07/01/2019 - 07/31/2019

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/25/2014	06/30/2019	07/31/2019
	Principal Balance	$986,262,493.46	$509,371,496.13	$503,955,059.64
	Interest to be Capitalized Balance	9,997,361.62	3,837,210.91	3,971,777.19
	Pool Balance	$996,259,855.08	$513,208,707.04	$507,926,836.83
	Specified Reserve Account Balance	5,098,821.00	1,283,021.77	1,269,817.09
	Adjusted Pool (1)	$1,001,358,676.08	$514,491,728.81	$509,196,653.92
	Weighted Average Coupon (WAC)	5.29%	6.02%	6.16%
	Number of Loans	247,055	116,170	114,563
	Aggregate Outstanding Principal Balance - Tbill		$49,359,824.56	$48,934,663.43
	Aggregate Outstanding Principal Balance - LIBOR		$463,848,882.48	$458,992,173.40
	Pool Factor		0.503262095	0.498082593
	Since Issued Constant Prepayment Rate		2.11%	1.96%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	07/25/2019	08/26/2019
	A2	63939DAB1	$12,646,811.52	$7,404,687.38
	A3	63939DAC9	$468,800,000.00	$468,800,000.00
	B	63939DAD7	$27,900,000.00	$27,900,000.00

C	Account Balances	07/25/2019	08/26/2019
	Reserve Account Balance	$1,283,021.77	$1,269,817.09
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$1,301,516.50	$1,978,926.87
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	07/25/2019	08/26/2019
	Adjusted Pool Balance + Supplemental Loan Purchase	$514,491,728.81	$509,196,653.92
	Total Notes	$509,346,811.52	$504,104,687.38
	Difference	$5,144,917.29	$5,091,966.54
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

II.	Trust Activity 07/01/2019 through 07/31/2019

A	Student Loan Principal Receipts
	Borrower Principal	2,432,148.68
	Guarantor Principal	2,015,982.50
	Consolidation Activity Principal	2,390,975.53
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	2,452.53
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$6,841,559.24
B	Student Loan Interest Receipts
	Borrower Interest	706,012.98
	Guarantor Interest	78,446.39
	Consolidation Activity Interest	56,782.96
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	(219.28)
	Servicer Interest Reimbursement	3,438.04
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	37,930.09
	Total Interest Receipts	$882,391.18
C	Reserves in Excess of Requirement	$13,204.68
D	Investment Income	$20,340.69
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(677,410.37)
M	AVAILABLE FUNDS	$7,080,085.42
N	Non-Cash Principal Activity During Collection Period	$(1,425,122.75)
O	Non-Reimbursable Losses During Collection Period	$41,757.98
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

III.	2014-8 Portfolio Characteristics

		07/31/2019				06/30/2019
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.18%	264	$1,141,591.08	0.227%	6.05%	266	$1,119,686.38	0.220%
	GRACE	5.80%	71	$263,207.54	0.052%	5.87%	70	$286,612.24	0.056%
	DEFERMENT	5.91%	9,339	$39,854,964.13	7.908%	5.77%	9,526	$40,286,776.11	7.909%

REPAYMENT:	CURRENT	6.17%	76,064	$309,923,883.02	61.498%	6.03%	77,175	$315,052,441.67	61.851%
	31-60 DAYS DELINQUENT	6.18%	3,634	$17,636,228.19	3.500%	6.05%	3,379	$15,268,945.68	2.998%
	61-90 DAYS DELINQUENT	6.19%	1,899	$8,486,069.81	1.684%	6.10%	1,964	$9,808,661.87	1.926%
	91-120 DAYS DELINQUENT	6.33%	1,274	$6,520,420.78	1.294%	5.95%	1,655	$8,749,906.48	1.718%
	> 120 DAYS DELINQUENT	6.20%	5,004	$25,898,856.66	5.139%	6.04%	4,834	$24,749,742.14	4.859%

	FORBEARANCE	6.26%	16,344	$91,034,040.45	18.064%	6.08%	16,597	$90,938,974.04	17.853%
	CLAIMS IN PROCESS	6.00%	670	$3,195,797.98	0.634%	6.08%	704	$3,109,749.52	0.611%

TOTAL			114,563	$503,955,059.64	100.00%		116,170	$509,371,496.13	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

IV.	2014-8 Portfolio Characteristics (cont'd)

	07/31/2019	06/30/2019
Pool Balance	$507,926,836.83	$513,208,707.04
Outstanding Borrower Accrued Interest	$13,129,205.96	$13,032,750.55
Borrower Accrued Interest to be Capitalized	$3,971,777.19	$3,837,210.91
Borrower Accrued Interest >30 Days Delinquent	$1,861,986.04	$1,853,482.71
Total # Loans	114,563	116,170
Total # Borrowers	45,067	45,749
Weighted Average Coupon	6.16%	6.02%
Weighted Average Remaining Term	129.90	128.50
Non-Reimbursable Losses	$41,757.98	$28,976.43
Cumulative Non-Reimbursable Losses	$4,193,127.02	$4,151,369.04
Since Issued Constant Prepayment Rate (CPR)	1.96%	2.11%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$525,575.35	$525,575.35
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,527,574.93	$1,582,201.53
Borrower Interest Accrued	$2,448,939.59	$2,335,527.38
Interest Subsidy Payments Accrued	$173,546.62	$165,391.20
Special Allowance Payments Accrued	$28,452.11	$99,899.34

Page 5 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

V.	2014-8 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	5.96%	63,535	214,106,504.24	42.485%
	- GSL - Unsubsidized	6.08%	47,578	249,743,220.66	49.557%
	- PLUS (2) Loans	7.93%	3,040	37,912,863.31	7.523%
	- SLS (3) Loans	5.24%	410	2,192,471.43	0.435%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.16%	114,563	$503,955,059.64	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.20%	89,579	425,535,958.23	84.439%
	- Two Year	6.02%	20,224	63,742,711.87	12.648%
	- Technical	5.93%	4,662	14,348,334.49	2.847%
	- Other	4.88%	98	328,055.05	0.065%
	Total	6.16%	114,563	$503,955,059.64	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VI.	2014-8 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$7,080,085.42
A	Trustee Fees	-	$7,080,085.42
B	Primary Servicing Fee	$167,226.51	$6,912,858.91
C	Administration Fee	$6,667.00	$6,906,191.91
D	Class A Noteholders' Interest Distribution Amount	$1,224,713.84	$5,681,478.07
E	Class B Noteholders' Interest Distribution Amount	$93,396.80	$5,588,081.27
F	Reserve Account Reinstatement	-	$5,588,081.27
G	Class A Noteholders' Principal Distribution Amount	$5,242,124.14	$345,957.13
H	Class B Noteholders' Principal Distribution Amount	-	$345,957.13
I	Unpaid Expenses of The Trustees	-	$345,957.13
J	Carryover Servicing Fee	-	$345,957.13
K	Remaining Amounts to the Noteholders after the first auction date	-	$345,957.13
L	Excess Distribution Certificateholder	$345,957.13	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$503,955,059.64
B	Interest to be Capitalized	$3,971,777.19
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,269,817.09
E	Less: Specified Reserve Account Balance	$(1,269,817.09)
F	Total	$507,926,836.83
G	Class A Notes Outstanding (after application of available funds)	$476,204,687.38
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VII.          2014-8 Distributions

Distribution Amounts

	A2	A3	B
Cusip/Isin	63939DAB1	63939DAC9	63939DAD7
Beginning Balance	$12,646,811.52	$468,800,000.00	$27,900,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.44%	0.60%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	7/25/2019	7/25/2019	7/25/2019
Accrual Period End	8/26/2019	8/26/2019	8/26/2019
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	2.70600%	2.86600%	3.76600%
Accrued Interest Factor	0.002405334	0.002547556	0.003347556
Current Interest Due	$30,419.80	$1,194,294.04	$93,396.80
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$30,419.80	$1,194,294.04	$93,396.80
Interest Paid	$30,419.80	$1,194,294.04	$93,396.80
Interest Shortfall	-	-	-
Principal Paid	$5,242,124.14	-	-
Ending Principal Balance	$7,404,687.38	$468,800,000.00	$27,900,000.00
Paydown Factor	0.022306911	0.000000000	0.000000000
Ending Balance Factor	0.031509308	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019

VIII.	2014-8 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$509,346,811.52
	Adjusted Pool Balance	$509,196,653.92
	Overcollateralization Amount	$5,091,966.54
	Principal Distribution Amount	$5,242,124.14
	Principal Distribution Amount Paid	$5,242,124.14

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,283,021.77
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,283,021.77
	Required Reserve Acct Balance	$1,269,817.09
	Release to Collection Account	$13,204.68
	Ending Reserve Account Balance	$1,269,817.09

C	Floor Income Rebate Account
	Beginning Period Balance	$1,301,516.50
	Deposits for the Period	$677,410.37
	Release to Collection Account	-
	Ending Balance	$1,978,926.87

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2014-8 Monthly Servicing Report: Collection Period 07/01/2019 - 07/31/2019, Distribution Date 08/26/2019